Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024
Revenue
Total revenue		$ 99,415,959	$ 34,855,545
Cost of revenues		95,454,109	32,425,944
Gross profit		3,961,850	2,429,601
Operating expenses:
Share-based compensation		14,245,605	81,546
General and administrative expenses		2,118,962	2,204,407
Total operating expenses		16,364,567	2,285,953
(Loss) income from operations		(12,402,717)	143,648
Other income (expense)
Interest income		6,652	1,733
Interest expense		(30,214)	(49,477)
Change in fair value of convertible notes			(320,218)
Other income (expense), net		21,775	(15,555)
Total other expense, net		(1,787)	(383,517)
Loss before income taxes		(12,404,504)	(239,869)
Provision for income taxes		1,280	4,139
Net loss		(12,405,784)	(244,008)
Less: Net income attributable to non-controlling interests		897,412	527,657
Net loss attributable to the Company		(13,303,196)	(771,665)
Comprehensive loss		(12,405,784)	(244,008)
Less: Comprehensive income attributable to non-controlling interests		897,412	527,657
Comprehensive loss attributable to the Company		$ (13,303,196)	$ (771,665)
Loss per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (3.29)	$ (0.37)
Loss per share attributable to the Company - diluted (in Dollars per share)	[1]	$ (3.29)	$ (0.37)
Weighted Average Shares Outstanding - Basic (in Shares)	[1]	4,939,914	2,113,706
Weighted Average Shares Outstanding - diluted (in Shares)	[1]	4,939,914	2,113,706
Ocean Freight Revenue
Revenue
Revenue		$ 98,993,119	$ 33,211,799
Vessel Services Revenue and Others
Revenue
Revenue	[2]	$ 422,840	$ 1,643,746

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.
[2]	During the six months ended April 30, 2025 and 2024, these revenues included $422,840 and Nil respectively of revenue from consulting services provided to customers related to shipboard exhaust gases capture technologies.